REVENUE (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Weighted average lease term	5 years 3 months 18 days	6 years 3 months 18 days	8 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Operating leases term	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Operating leases term	10 years